Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Class A Ordinary Shares
Ordinary shares, value issued (in Dollars per share)	$ 0.00000125	$ 0.00000125
Ordinary shares, shares authorized	400,000,000	400,000,000
Ordinary shares, shares issued	18,897,500	30,000,000
Ordinary shares, shares outstanding	18,897,500	30,000,000
Class B Ordinary Shares
Ordinary shares, value issued (in Dollars per share)	$ 0.00000125	$ 0.00000125
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	16,000,000
Ordinary shares, shares outstanding	16,000,000